UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22559
First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Core Investment Grade ETF
FTCB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$28(1)	0.55%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$526,490,950
Total number of portfolio holdings	457
Portfolio turnover rate	98%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	38.5%
Corporate Bonds and Notes	20.7%
Mortgage-Backed Securities	16.4%
U.S. Government Bonds and Notes	16.1%
Asset-Backed Securities	6.7%
Foreign Corporate Bonds and Notes	4.2%
Money Market Funds	2.0%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(0.8%)
Written Options	(0.2%)
Net Other Assets and Liabilities(1)	(3.6%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Commercial Mortgage Opportunities ETF
CAAA | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Commercial Mortgage Opportunities ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Commercial Mortgage Opportunities ETF	$28	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$15,163,434
Total number of portfolio holdings	56
Portfolio turnover rate	24%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	97.3%
U.S. Government Agency Mortgage-Backed Securities	1.0%
Money Market Funds	4.5%
Net Other Assets and Liabilities(1)	(2.8%)
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CAAA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Structured Credit Income Opportunities ETF
SCIO | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$49	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$15,224,212
Total number of portfolio holdings	61
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	75.2%
Asset-Backed Securities	17.0%
U.S. Government Agency Mortgage-Backed Securities	6.5%
Money Market Funds	0.5%
Net Other Assets and Liabilities(1)	0.8%
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SCIO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund IV (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025

First Trust Exchange-Traded Fund IV

First Trust Core Investment Grade ETF (FTCB)
First Trust Commercial Mortgage Opportunities ETF (CAAA)
First Trust Structured Credit Income Opportunities ETF (SCIO)

Table of Contents
First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 38.5%
	Collateralized Mortgage Obligations — 19.6%
	Federal Home Loan Mortgage Corporation
$590,632	Series 2015-4499, Class CZ	3.50%	08/15/45	$500,558
986,286	Series 2017-4745, Class CZ	3.50%	01/15/48	868,942
421,839	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (a)	4.97%	01/25/50	410,894
3,891,416	Series 2022-5202, Class NV	3.00%	01/25/37	3,498,092
4,107,152	Series 2022-5224, Class DZ	4.00%	04/25/52	3,574,571
9,805,000	Series 2022-5224, Class HL	4.00%	04/25/52	8,672,278
1,010,191	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (a)	5.65%	12/25/54	1,007,179
3,378,623	Series 2024-5487, Class ZM	3.50%	12/25/54	2,615,118
4,515,300	Series 2025-5500, Class CZ	4.50%	02/25/55	3,733,116
8,543,456	Series 2025-5506, Class DZ	3.50%	08/25/42	6,557,060
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,248,939	Series 2017-1, Class HA	3.00%	01/25/56	1,163,722
1,830,555	Series 2017-2, Class MA	3.00%	08/25/56	1,698,066
1,808,772	Series 2018-1, Class MA	3.00%	05/25/57	1,668,081
106,856	Series 2018-2, Class MA	3.50%	11/25/57	102,260
1,569,969	Series 2018-3, Class HV	3.00%	08/25/57	1,367,446
1,575,972	Series 2018-3, Class MA	3.50%	08/25/57	1,501,668
2,072,737	Series 2018-4, Class MA	3.50%	03/25/58	1,968,559
1,232,761	Series 2019-1, Class MA	3.50%	07/25/58	1,168,052
2,841,944	Series 2019-2, Class HV	3.00%	08/25/58	2,472,301
2,452,214	Series 2019-2, Class MA	3.50%	08/26/58	2,311,859
1,639,856	Series 2019-3, Class MA	3.50%	10/25/58	1,556,538
616,669	Series 2019-4, Class HA	3.00%	02/25/59	564,028
421,433	Series 2019-4, Class MA	3.00%	02/25/59	387,459
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	221,696
478,173	Series 2019-2, Class A1C	2.75%	09/25/29	447,964
165,995	Series 2019-3, Class A1C	2.75%	11/25/29	155,001
602,898	Series 2020-2, Class AC	2.00%	09/25/30	533,694
988,305	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	10/25/34	991,449
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,926,098	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	05/25/44	5,975,804
2,000,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (b)	5.34%	01/25/45	2,002,289
	Federal National Mortgage Association
3,264,298	Series 2012-118, Class VZ	3.00%	11/25/42	2,899,683
1,299,113	Series 2013-41, Class ZA	3.00%	05/25/43	1,153,186
279,451	Series 2013-136, Class DZ	3.00%	01/25/44	247,796
291,613	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (a)	4.77%	06/25/48	284,043
145,356	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (a)	4.92%	07/25/49	142,325
342,529	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.87%	07/25/50	334,939
3,879,468	Series 2024-20, Class ZQ	4.00%	10/25/45	3,264,394
1,055,795	Series 2024-39, Class AV	3.00%	11/25/33	978,253
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$993,178	Series 2024-56, Class EV	5.00%	08/25/35	$986,395
3,551,783	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	5.50%	11/25/54	3,495,138
18,668,429	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (a)	5.35%	11/25/54	18,573,544
	Government National Mortgage Association
572,981	Series 2024-125, Class NV	5.00%	08/20/35	567,329
10,777,951	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (a)	5.52%	11/20/54	10,740,147
				103,362,916
	Commercial Mortgage-Backed Securities — 3.4%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
5,795,000	Series 2020-RR07, Class BX, IO (c)	2.61%	10/27/28	423,609
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,027,000	Series 2018-K158, Class A3	3.90%	10/25/33	2,817,405
5,336,585	Series 2019-K097, Class X1, IO (d)	1.09%	07/25/29	216,482
1,175,873	Series 2019-K101, Class X1, IO (c)	0.83%	10/25/29	38,441
439,143	Series 2019-K103, Class A1	2.31%	06/25/29	418,408
1,355,820	Series 2019-K736, Class X1, IO (d)	1.28%	07/25/26	17,892
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	200,730
26,651,288	Series 2019-K1512, Class X1, IO (d)	0.90%	04/25/34	1,445,806
6,723,302	Series 2020-K104, Class X1, IO (d)	1.11%	01/25/30	300,165
2,600,000	Series 2020-K104, Class XAM, IO (d)	1.38%	01/25/30	156,064
4,613,839	Series 2020-K115, Class X1, IO (d)	1.32%	06/25/30	266,007
8,397,655	Series 2020-K118, Class X1, IO (d)	0.95%	09/25/30	362,036
72,397,523	Series 2020-K120, Class X1, IO (d)	1.03%	10/25/30	3,321,005
9,759,835	Series 2020-KG04, Class X1, IO (d)	0.85%	11/25/30	374,429
17,130,903	Series 2021-K130, Class X1, IO (d)	1.04%	06/25/31	905,737
87,364,681	Series 2021-K132, Class X1, IO (d)	0.51%	08/25/31	2,381,089
16,685,256	Series 2021-KG05, Class X1, IO (d)	0.31%	01/25/31	255,084
270,977	Series 2022-K142, Class A1	2.40%	12/25/31	242,717
1,776,500	Series 2022-K143, Class XAM, IO (d)	0.39%	04/25/55	43,248
4,437,000	Series 2024-K165, Class XAM, IO (d)	0.91%	09/25/34	319,533
22,349,000	Series 2024-K167, Class XAM, IO (d)	0.37%	11/25/34	740,282
919,000	Series 2024-K757, Class XAM, IO (d)	0.99%	08/25/31	51,149
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	320,838
300,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	296,195
	Federal National Mortgage Association Alternative Credit Enhancement Securities
337,604	Series 2024-M3, Class Z (d)	4.54%	04/25/53	277,172
	Government National Mortgage Association
30,993,254	Series 2024-32, Class IO, IO (d)	0.71%	06/16/63	1,569,855
				17,761,378
	Pass-Through Securities — 15.5%
	Federal Home Loan Mortgage Corporation
3,119,272	Pool RB5125	2.00%	09/01/41	2,603,723
6,071,495	Pool RB5126	2.50%	09/01/41	5,196,560
624,714	Pool SD7550	3.00%	02/01/52	542,868
684,389	Pool ZS9776	3.50%	08/01/46	618,102
18,670,983	Pool ZT2264	4.00%	03/01/44	17,533,288
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association
$502,237	Pool 310208	3.00%	03/01/48	$426,637
487,248	Pool 310211	3.50%	07/01/48	430,746
266,110	Pool BF0207	4.50%	04/01/47	259,178
10,296,807	Pool BF0568	5.50%	07/01/61	10,287,146
365,358	Pool BM7521	3.50%	10/01/48	327,532
375,219	Pool FM9712	3.50%	11/01/50	338,406
14,763,329	Pool FS8862	3.50%	05/01/48	13,372,600
814,369	Pool MA1582	3.50%	09/01/43	739,224
1,888,113	Pool MA4204	2.00%	12/01/40	1,581,477
1,281,000	Pool TBA	6.00%	02/01/55	1,289,904
5,236,350	Pool TBA (e)	3.00%	02/15/55	4,453,890
7,850,000	Pool TBA (e)	3.50%	02/15/55	6,946,637
8,690,000	Pool TBA (e)	4.00%	02/15/55	7,947,277
1,284,000	Pool TBA (e)	5.00%	02/15/55	1,240,017
3,490,000	Pool TBA (e)	5.50%	02/15/55	3,447,106
249,000	Pool TBA (e)	2.50%	03/15/55	202,909
548,000	Pool TBA	3.50%	03/15/55	484,659
1,164,000	Pool TBA (e)	5.50%	03/15/55	1,148,239
				81,418,125
	Total U.S. Government Agency Mortgage-Backed Securities			202,542,419
	(Cost $202,443,876)
CORPORATE BONDS AND NOTES — 20.7%
	Aerospace/Defense — 0.4%
420,000	Howmet Aerospace, Inc.	6.75%	01/15/28	442,840
825,000	Howmet Aerospace, Inc.	4.85%	10/15/31	815,318
190,000	Howmet Aerospace, Inc.	5.95%	02/01/37	197,192
50,000	Lockheed Martin Corp.	5.70%	11/15/54	50,326
370,000	Northrop Grumman Corp.	5.15%	05/01/40	352,753
				1,858,429
	Banks — 2.7%
85,000	Bank of America Corp. (f)	5.08%	01/20/27	85,274
1,150,000	Bank of America Corp. (f)	3.97%	02/07/30	1,107,011
1,470,000	Bank of America Corp. (f)	4.57%	04/27/33	1,406,748
50,000	Bank of New York Mellon (The) Corp. (f)	6.32%	10/25/29	52,547
1,010,000	Fifth Third Bancorp (f)	4.77%	07/28/30	993,821
15,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	14,712
1,190,000	Goldman Sachs Group (The), Inc. (f)	4.48%	08/23/28	1,179,669
1,305,000	Goldman Sachs Group (The), Inc. (f)	4.69%	10/23/30	1,282,630
230,000	Huntington Bancshares, Inc. (f)	5.27%	01/15/31	230,529
160,000	JPMorgan Chase & Co. (f)	4.85%	07/25/28	160,268
1,655,000	JPMorgan Chase & Co. (f)	4.57%	06/14/30	1,629,229
990,000	JPMorgan Chase & Co. (f)	4.91%	07/25/33	971,033
90,000	Morgan Stanley (f)	4.68%	07/17/26	89,970
1,855,000	Morgan Stanley (f)	4.43%	01/23/30	1,815,120
450,000	Morgan Stanley (f)	6.34%	10/18/33	478,193
50,000	PNC Financial Services Group (The), Inc. (f)	6.62%	10/20/27	51,553
365,000	PNC Financial Services Group (The), Inc. (f)	4.81%	10/21/32	356,533
35,000	State Street Corp. (f)	5.10%	05/18/26	35,054
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$385,000	Truist Financial Corp. (f)	4.87%	01/26/29	$384,293
30,000	US Bancorp (f)	6.79%	10/26/27	30,988
230,000	US Bancorp (f)	5.10%	07/23/30	229,956
360,000	Wells Fargo & Co. (f)	4.54%	08/15/26	359,626
700,000	Wells Fargo & Co. (f)	4.81%	07/25/28	698,541
750,000	Wells Fargo & Co. (f)	5.20%	01/23/30	754,604
				14,397,902
	Beverages — 0.8%
655,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	592,464
40,000	Constellation Brands, Inc.	4.35%	05/09/27	39,647
1,895,000	Constellation Brands, Inc.	4.75%	05/09/32	1,822,442
425,000	Constellation Brands, Inc.	4.50%	05/09/47	350,106
820,000	Constellation Brands, Inc.	5.25%	11/15/48	746,091
315,000	Keurig Dr Pepper, Inc.	4.50%	04/15/52	259,149
645,000	Molson Coors Beverage Co.	4.20%	07/15/46	512,843
				4,322,742
	Biotechnology — 0.1%
775,000	Amgen, Inc.	5.65%	03/02/53	749,490
	Building Materials — 0.1%
430,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	419,040
50,000	CRH America Finance, Inc.	5.40%	05/21/34	49,898
				468,938
	Commercial Services — 1.5%
750,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	737,941
2,255,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	2,181,406
250,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	251,106
2,120,000	Quanta Services, Inc.	5.25%	08/09/34	2,071,475
635,000	S&P Global, Inc.	3.70%	03/01/52	471,728
1,765,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	1,795,252
510,000	Verisk Analytics, Inc.	5.50%	06/15/45	485,780
				7,994,688
	Computers — 0.9%
2,300,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,114,320
1,635,000	Gartner, Inc. (b)	4.50%	07/01/28	1,597,607
515,000	Gartner, Inc. (b)	3.63%	06/15/29	482,576
735,000	Gartner, Inc. (b)	3.75%	10/01/30	674,493
				4,868,996
	Cosmetics/Personal Care — 0.0%
30,000	Haleon US Capital LLC	3.38%	03/24/27	29,199
	Diversified Financial Services — 0.5%
40,000	American Express Co. (f)	6.34%	10/30/26	40,465
365,000	American Express Co. (f)	6.49%	10/30/31	390,860
40,000	Intercontinental Exchange, Inc.	3.63%	09/01/28	38,571
30,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	28,873
170,000	Intercontinental Exchange, Inc.	4.95%	06/15/52	153,270
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$400,000	Nasdaq, Inc.	5.55%	02/15/34	$404,850
1,315,000	Nasdaq, Inc.	5.95%	08/15/53	1,327,835
				2,384,724
	Electric — 1.1%
285,000	CenterPoint Energy Houston Electric LLC, Series AF	3.35%	04/01/51	195,526
1,590,000	Duke Energy Carolinas LLC	5.30%	02/15/40	1,559,583
1,905,000	Florida Power & Light Co.	5.30%	04/01/53	1,801,501
30,000	Georgia Power Co.	4.30%	03/15/42	25,454
30,000	PECO Energy Co.	4.60%	05/15/52	25,662
30,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	29,878
1,980,000	Vistra Operations Co. LLC (b)	5.05%	12/30/26	1,983,411
				5,621,015
	Environmental Control — 0.2%
115,000	Republic Services, Inc.	6.20%	03/01/40	123,254
345,000	Veralto Corp.	5.45%	09/18/33	347,158
535,000	Waste Management, Inc.	4.15%	07/15/49	436,243
				906,655
	Food — 1.0%
1,470,000	Campbell’s (The) Co.	5.40%	03/21/34	1,465,200
30,000	Conagra Brands, Inc.	5.30%	10/01/26	30,281
970,000	Conagra Brands, Inc.	5.30%	11/01/38	913,944
1,305,000	J.M. Smucker (The) Co.	6.20%	11/15/33	1,374,618
60,000	Kraft Heinz Foods Co.	6.88%	01/26/39	66,325
1,335,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,206,481
600,000	Mondelez International, Inc.	2.63%	09/04/50	350,997
30,000	Sysco Corp.	6.60%	04/01/50	32,662
				5,440,508
	Healthcare-Products — 1.2%
910,000	Alcon Finance Corp. (b)	5.38%	12/06/32	916,654
1,515,000	Alcon Finance Corp. (b)	5.75%	12/06/52	1,497,553
125,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	130,374
1,555,000	Solventum Corp.	5.60%	03/23/34	1,556,581
1,540,000	Solventum Corp.	5.90%	04/30/54	1,503,156
185,000	Stryker Corp.	4.10%	04/01/43	152,555
30,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	29,604
30,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	30,497
670,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	658,064
				6,475,038
	Healthcare-Services — 2.9%
2,350,000	Centene Corp.	4.25%	12/15/27	2,279,115
975,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	901,223
2,340,000	Cigna Group (The)	5.40%	03/15/33	2,346,312
30,000	Elevance Health, Inc.	4.75%	02/15/33	28,941
1,475,000	Elevance Health, Inc.	4.65%	01/15/43	1,284,154
525,000	Elevance Health, Inc.	5.13%	02/15/53	465,963
100,000	Elevance Health, Inc.	5.70%	02/15/55	96,329
765,000	HCA, Inc.	5.38%	09/01/26	768,911
1,535,000	HCA, Inc.	4.13%	06/15/29	1,472,572
305,000	HCA, Inc.	5.13%	06/15/39	280,592
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$335,000	HCA, Inc.	4.63%	03/15/52	$265,243
65,000	IQVIA, Inc. (b)	5.70%	05/15/28	66,096
1,620,000	IQVIA, Inc.	5.70%	05/15/28	1,647,319
510,000	Quest Diagnostics, Inc.	6.40%	11/30/33	548,324
365,000	UnitedHealth Group, Inc.	5.88%	02/15/53	366,413
2,710,000	Universal Health Services, Inc.	2.65%	10/15/30	2,334,666
				15,152,173
	Insurance — 1.9%
395,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	424,581
830,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	808,191
380,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	419,330
40,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	39,188
1,955,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	1,864,715
2,615,000	Brown & Brown, Inc.	4.20%	03/17/32	2,417,908
745,000	Brown & Brown, Inc.	5.65%	06/11/34	745,045
1,000,000	Brown & Brown, Inc.	4.95%	03/17/52	847,892
785,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	760,873
80,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	71,633
1,553,000	Ryan Specialty LLC (b)	5.88%	08/01/32	1,539,864
285,000	Willis North America, Inc.	4.65%	06/15/27	283,643
				10,222,863
	Lodging — 0.1%
405,000	Hyatt Hotels Corp.	5.75%	01/30/27	411,703
170,000	Marriott International, Inc., Series FF	4.63%	06/15/30	166,759
				578,462
	Media — 0.3%
11,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	10,995
40,000	Comcast Corp.	5.35%	05/15/53	36,723
1,850,000	FactSet Research Systems, Inc.	3.45%	03/01/32	1,640,198
				1,687,916
	Packaging & Containers — 0.4%
45,000	Berry Global, Inc. (b)	5.50%	04/15/28	45,507
820,000	Berry Global, Inc.	5.50%	04/15/28	829,238
300,000	Berry Global, Inc. (b)	5.65%	01/15/34	303,881
825,000	Packaging Corp. of America	5.70%	12/01/33	841,518
				2,020,144
	Pharmaceuticals — 0.4%
395,000	AbbVie, Inc.	4.40%	11/06/42	344,311
35,000	Becton Dickinson & Co.	4.30%	08/22/32	33,115
40,000	Becton Dickinson & Co.	5.11%	02/08/34	39,584
1,525,000	Becton Dickinson & Co.	4.69%	12/15/44	1,330,509
30,000	Zoetis, Inc.	5.60%	11/16/32	30,959
140,000	Zoetis, Inc.	4.45%	08/20/48	117,055
				1,895,533
	Pipelines — 0.1%
30,000	Energy Transfer, L.P.	4.75%	01/15/26	30,017
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$615,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	$620,860
50,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	51,137
				702,014
	Private Equity — 0.1%
500,000	Blackstone Reg Finance Co. LLC	5.00%	12/06/34	484,361
	Real Estate — 0.1%
900,000	CoStar Group, Inc. (b)	2.80%	07/15/30	791,278
	Real Estate Investment Trusts — 0.4%
175,000	Crown Castle, Inc.	4.45%	02/15/26	174,631
865,000	Crown Castle, Inc.	2.90%	04/01/41	608,435
1,295,000	VICI Properties, L.P.	4.95%	02/15/30	1,274,117
				2,057,183
	Retail — 0.1%
345,000	McDonald’s Corp.	4.88%	12/09/45	310,608
	Software — 2.8%
2,855,000	AppLovin Corp.	5.38%	12/01/31	2,867,787
850,000	Atlassian Corp.	5.50%	05/15/34	854,754
30,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	29,825
405,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	294,363
175,000	Infor, Inc. (b)	1.75%	07/15/25	172,450
550,000	MSCI, Inc. (b)	4.00%	11/15/29	521,102
3,315,000	MSCI, Inc. (b)	3.88%	02/15/31	3,036,777
400,000	Oracle Corp.	6.25%	11/09/32	422,925
1,000,000	Oracle Corp. (g)	5.50%	08/03/35	999,696
1,105,000	Oracle Corp.	6.13%	07/08/39	1,145,465
15,000	Oracle Corp.	5.55%	02/06/53	14,080
1,230,000	Oracle Corp.	5.38%	09/27/54	1,125,003
1,000,000	Oracle Corp. (g)	6.00%	08/03/55	998,898
1,250,000	Roper Technologies, Inc.	4.90%	10/15/34	1,204,816
965,000	VMware LLC	4.70%	05/15/30	946,468
50,000	Workday, Inc.	3.70%	04/01/29	47,700
50,000	Workday, Inc.	3.80%	04/01/32	45,665
				14,727,774
	Telecommunications — 0.4%
405,000	AT&T, Inc.	4.75%	05/15/46	352,294
355,000	AT&T, Inc.	3.65%	09/15/59	237,005
40,000	Cisco Systems, Inc.	5.30%	02/26/54	38,763
405,000	T-Mobile USA, Inc.	3.50%	04/15/31	368,997
595,000	T-Mobile USA, Inc.	5.65%	01/15/53	574,620
305,000	Verizon Communications, Inc.	4.50%	08/10/33	288,766
225,000	Verizon Communications, Inc.	4.86%	08/21/46	200,597
				2,061,042
	Transportation — 0.1%
170,000	CSX Corp.	5.50%	04/15/41	169,653
295,000	Union Pacific Corp.	3.20%	05/20/41	222,831
				392,484
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Water — 0.1%
$30,000	American Water Capital Corp.	5.15%	03/01/34	$29,793
370,000	American Water Capital Corp.	4.30%	12/01/42	315,187
				344,980
	Total Corporate Bonds and Notes			108,947,139
	(Cost $109,102,977)
MORTGAGE-BACKED SECURITIES — 16.4%
	Collateralized Mortgage Obligations — 10.7%
	Arroyo Mortgage Trust
192,267	Series 2020-1, Class A1A (b)	1.66%	03/25/55	182,336
	BRAVO Residential Funding Trust
500,000	Series 2019-1, Class A3 (b)	3.50%	03/25/58	412,852
199,587	Series 2019-2, Class A3 (b)	3.50%	10/25/44	189,012
464,508	Series 2022-NQM1, Class A1 (b)	3.63%	09/25/61	445,369
	COLT Mortgage Loan Trust
739,928	Series 2021-6, Class A1 (b)	1.91%	12/25/66	659,072
	Connecticut Avenue Securities Trust
2,430,101	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	07/25/44	2,436,988
2,500,000	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	2,503,868
	Credit Suisse Mortgage Trust
315,894	Series 2018-RPL9, Class A (b)	3.85%	09/25/57	302,516
227,507	Series 2019-AFC1, Class A1 (b)	3.57%	07/25/49	218,306
423,972	Series 2021-RPL6, Class A1 (b)	2.00%	10/25/60	379,275
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (b)	3.47%	11/25/59	264,748
208,922	Series 2022-1, Class A1 (b)	2.21%	01/25/67	180,854
	FARM Mortgage Trust
345,858	Series 2024-2, Class A (b) (d)	5.20%	08/01/54	334,455
	GCAT Trust
573,811	Series 2019-RPL1, Class A1 (b)	2.65%	10/25/68	552,729
	GS Mortgage-Backed Securities Trust
210,896	Series 2020-NQM1, Class A3 (b)	2.35%	09/27/60	200,670
	HOMES Trust
7,965,268	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (b) (h)	5.22%	08/25/59	7,902,129
3,047,412	Series 2024-AFC2, Class A1 (b)	5.58%	10/25/59	3,040,990
	JP Morgan Mortgage Trust
741,673	Series 2017-6, Class A7 (b)	3.50%	12/25/48	661,447
253,237	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	5.38%	10/25/49	243,829
717,235	Series 2019-INV3, Class A13 (b)	3.50%	05/25/50	634,676
171,129	Series 2019-INV3, Class A3 (b)	3.50%	05/25/50	151,431
493,166	Series 2020-LTV2, Class B1 (b) (d)	4.00%	11/25/50	436,780
	MetLife Securitization Trust
359,131	Series 2018-1A, Class A (b)	3.75%	03/25/57	344,243
	MFA Trust
1,868,411	Series 2023-INV2, Class A1, steps up to 7.78% on 09/01/2027 (b) (h)	6.78%	10/25/58	1,893,557
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MFRA Trust
$2,969,514	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (b) (h)	5.72%	12/25/69	$2,974,407
	New Residential Mortgage Loan Trust
7,094,074	Series 2018-3A, Class A1 (b)	4.50%	05/25/58	6,873,227
278,477	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (b)	5.18%	01/25/48	272,950
	Onslow Bay Mortgage Loan Trust
297,623	Series 2021-NQM4, Class A1 (b)	1.96%	10/25/61	247,029
	PRKCM Trust
2,844,448	Series 2022-AFC2, Class A1 (b)	5.34%	08/25/57	2,832,204
	PRPM LLC
1,000,000	Series 2021-RPL2, Class A2 (b)	2.24%	10/25/51	854,539
1,523,000	Series 2021-RPL2, Class A3 (b)	2.49%	10/25/51	1,290,241
249,386	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/28 (b) (h)	3.50%	05/25/54	239,423
260,183	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (b) (h)	4.00%	11/25/54	251,026
595,342	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (b) (h)	4.00%	12/25/54	573,543
	PRPM Trust
825,452	Series 2023-NQM3, Class A1, steps up to 7.22% on 01/01/2028 (b) (h)	6.22%	11/25/68	831,719
	Towd Point Mortgage Trust
2,258,979	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.43%	05/25/58	2,328,665
1,101,499	Series 2022-1, Class A1 (b)	3.75%	07/25/62	1,036,563
879,253	Series 2022-2, Class A1 (b)	3.75%	07/01/62	820,707
2,974,212	Series 2022-3, Class A1 (b)	3.75%	08/01/62	2,790,214
497,979	Series 2022-4, Class A1 (b)	3.75%	09/25/62	468,389
	TRK Trust
2,731,675	Series 2022-INV1, Class A1 (b)	2.58%	02/25/57	2,479,692
	Verus Securitization Trust
1,682,955	Series 2022-1, Class A1, steps up to 3.72% on 01/01/2026 (b) (h)	2.72%	01/25/67	1,536,409
2,657,901	Series 2022-2, Class A1 (b)	4.26%	02/25/67	2,517,159
	Vista Point Securitization Trust
270,000	Series 2020-1, Class M1 (b)	4.15%	03/25/65	261,215
	Wells Fargo Mortgage Backed Securities Trust
127,202	Series 2019-1, Class A1 (b)	3.92%	11/25/48	120,381
				56,171,834
	Commercial Mortgage-Backed Securities — 5.7%
	Arbor Multifamily Mortgage Securities Trust
3,563,000	Series 2020-MF1, Class A4 (b)	2.50%	05/15/53	3,194,365
1,279,250	Series 2020-MF1, Class A5 (b)	2.76%	05/15/53	1,153,193
125,000	Series 2020-MF1, Class AS (b)	3.06%	05/15/53	112,893
3,191,166	Series 2020-MF1, Class XA, IO (b) (d)	0.93%	05/15/53	122,683
	BANK
4,888,461	Series 2020-BN26, Class XA, IO (d)	1.20%	03/15/63	227,251
6,993,188	Series 2020-BN29, Class XA, IO (d)	1.31%	11/15/53	413,048
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BBCMS Mortgage Trust
$3,145,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	5.23%	03/15/37	$3,030,778
	Benchmark Mortgage Trust
6,365,224	Series 2020-B21, Class XA, IO (d)	1.44%	12/17/53	377,854
	BMO Mortgage Trust
5,824,000	Series 2024-5C3, Class XA, IO (d)	1.12%	02/15/57	221,983
	BX Commercial Mortgage Trust
701,759	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.35%	04/15/34	697,290
	BX Trust
1,000,000	Series 2021-ARIA, Class A, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.32%	10/15/36	1,000,410
	CFCRE Commercial Mortgage Trust
271,504	Series 2017-C8, Class ASB	3.37%	06/15/50	268,147
	COMM Mortgage Trust
375,834	Series 2016-DC2, Class A4	3.50%	02/10/49	372,842
7,850,000	Series 2024-277P, Class X, IO (b) (d)	0.66%	08/10/44	226,995
	FREMF Mortgage Trust
322,963,343	Series 2018-K156, Class X2A, IO (b)	0.10%	07/25/36	1,718,617
	GS Mortgage Securities Trust
520,456	Series 2017-GS5, Class AAB	3.47%	03/10/50	513,953
	Hawaii Hotel Trust
2,500,000	Series 2019-MAUI, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (b)	5.75%	05/15/38	2,499,584
	Houston Galleria Mall Trust
1,500,000	Series 2025-HGLR, Class A (b) (g)	5.46%	02/05/45	1,507,781
	Hudson Yards Mortgage Trust
4,750,000	Series 2025-SPRL, Class A (b) (d)	5.47%	01/13/40	4,807,327
	NY Commercial Mortgage Trust
1,520,000	Series 2025-299P, Class A (b) (g)	5.66%	02/10/35	1,560,556
	NYO Commercial Mortgage Trust
2,700,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	5.52%	11/15/38	2,690,061
	UBS Commercial Mortgage Trust
22,627,238	Series 2019-C17, Class XA, IO (d)	1.44%	10/15/52	1,195,865
	Wells Fargo Commercial Mortgage Trust
12,860,177	Series 2017-C41, Class XA, IO (d)	1.15%	11/15/50	326,303
28,530,554	Series 2019-C49, Class XA, IO (d)	1.25%	03/15/52	1,095,162
905,000	Series 2021-C61, Class ASB	2.53%	11/15/54	820,455
				30,155,396
	Total Mortgage-Backed Securities			86,327,230
	(Cost $86,206,162)
U.S. GOVERNMENT BONDS AND NOTES — 16.1%
300,000	U.S. Treasury Bond	4.50%	08/15/39	293,361
300,000	U.S. Treasury Bond	2.25%	05/15/41	213,990
1,136,000	U.S. Treasury Bond	3.25%	05/15/42	927,615
300,000	U.S. Treasury Bond	4.00%	11/15/42	270,797
300,000	U.S. Treasury Bond	4.38%	08/15/43	283,242
3,900,000	U.S. Treasury Bond	4.63%	11/15/44	3,786,961
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$695,000	U.S. Treasury Bond	2.25%	08/15/46	$450,881
2,000,000	U.S. Treasury Bond	2.75%	08/15/47	1,412,422
2,000,000	U.S. Treasury Bond	3.00%	02/15/48	1,472,656
4,000,000	U.S. Treasury Bond	3.13%	05/15/48	3,007,266
3,000,000	U.S. Treasury Bond	3.00%	08/15/48	2,199,258
395,000	U.S. Treasury Bond	3.38%	11/15/48	309,743
1,900,000	U.S. Treasury Bond	3.00%	02/15/49	1,387,000
300,000	U.S. Treasury Bond	4.00%	11/15/52	261,252
3,415,000	U.S. Treasury Bond	4.25%	08/15/54	3,114,587
3,800,000	U.S. Treasury Bond	4.50%	11/15/54	3,619,797
7,000,000	U.S. Treasury Note	4.25%	12/31/26	7,005,195
4,000,000	U.S. Treasury Note	4.25%	03/15/27	4,002,969
460,000	U.S. Treasury Note	3.88%	10/15/27	455,885
8,380,000	U.S. Treasury Note	4.13%	11/15/27	8,356,759
18,000,000	U.S. Treasury Note	4.00%	12/15/27	17,891,016
5,000,000	U.S. Treasury Note	4.25%	01/15/28	5,001,367
5,500,000	U.S. Treasury Note	3.50%	04/30/28	5,375,068
4,000,000	U.S. Treasury Note	4.38%	08/31/28	4,011,719
1,000,000	U.S. Treasury Note	4.63%	09/30/28	1,011,289
121,000	U.S. Treasury Note	4.63%	04/30/29	122,435
1,000,000	U.S. Treasury Note	4.13%	11/30/29	991,445
3,000,000	U.S. Treasury Note	4.38%	12/31/29	3,005,859
1,000,000	U.S. Treasury Note	3.75%	08/31/31	961,211
1,500,000	U.S. Treasury Note	3.63%	09/30/31	1,430,479
400,000	U.S. Treasury Note	4.13%	10/31/31	392,711
370,000	U.S. Treasury Note	4.13%	11/30/31	363,120
1,000,000	U.S. Treasury Note	4.50%	12/31/31	1,003,437
510,000	U.S. Treasury Note	2.75%	08/15/32	454,448
	Total U.S. Government Bonds and Notes			84,847,240
	(Cost $84,837,583)
ASSET-BACKED SECURITIES — 6.7%
	American Heritage Auto Receivables Trust
540,000	Series 2024-1A, Class A3 (b)	4.90%	09/17/29	541,524
	Capital Street Master Trust
250,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (a) (b)	5.75%	10/16/28	250,236
	Chase Auto Owner Trust
876,000	Series 2022-AA, Class A4 (b)	3.99%	03/27/28	869,838
95,000	Series 2024-1A, Class A4 (b)	5.05%	10/25/29	96,108
250,000	Series 2024-4A, Class A4 (b)	4.95%	03/25/30	251,846
300,000	Series 2024-5A, Class A3 (b)	4.18%	08/27/29	297,594
	CoreVest American Finance Trust
203,077	Series 2020-1, Class A2 (b)	2.30%	03/15/50	186,290
63,644	Series 2020-2, Class A (b)	3.38%	05/15/52	63,255
559,444	Series 2020-3, Class A (b)	1.36%	08/15/53	542,290
296,656	Series 2021-1, Class A (b)	1.57%	04/15/53	285,651
304,947	Series 2021-2, Class A (b)	1.41%	07/15/54	287,854
	Flagship Credit Auto Trust
1,819,541	Series 2024-3, Class A (b)	4.88%	11/15/28	1,822,475
	FNA VI LLC
270,649	Series 2021-1A, Class A (b)	1.35%	01/10/32	256,832
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	GLS Auto Receivables Issuer Trust
$900,000	Series 2024-3A, Class A3 (b)	5.02%	04/17/28	$903,401
	GLS Auto Select Receivables Trust
1,250,000	Series 2023-1A, Class A3 (b)	5.96%	10/16/28	1,268,271
5,000,000	Series 2025-1A, Class A2 (b)	4.71%	04/15/30	5,004,761
	Gracie Point International Funding LLC
100,000	Series 2024-1A, Class A, 90 Day Average SOFR + 1.70% (a) (b)	6.61%	03/01/28	100,318
	HPEFS Equipment Trust
1,000,000	Series 2023-2A, Class A3 (b)	5.99%	01/21/31	1,007,219
	Oscar US Funding XVII LLC
100,000	Series 2024-2A, Class A3 (b)	4.47%	03/12/29	99,092
	Pagaya AI Debt Grantor Trust
255,000	Series 2024-10, Class A (b)	5.18%	06/15/32	255,038
2,400,000	Series 2024-11, Class A (b)	5.09%	07/15/32	2,399,277
377,613	Series 2024-8, Class A (b)	5.33%	01/15/32	378,962
619,745	Series 2024-9, Class A (b)	5.07%	03/15/32	620,252
5,000,000	Series 2025-1, Class A2 (b)	5.16%	07/15/32	5,002,510
	Porsche Innovative Lease Owner Trust
355,000	Series 2024-1A, Class A3 (b)	4.67%	11/22/27	355,694
255,000	Series 2024-2A, Class A3 (b)	4.35%	10/20/27	254,607
	Progress Residential Trust
7,500,000	Series 2025-SFR1, Class A, steps up to 3.40% on 03/01/2025 (b) (h)	3.29%	02/17/42	6,943,369
	STAR Trust
5,000,000	Series 2025-SFR5, Class A, 1 Mo. CME Term SOFR + 1.45% (a) (b)	5.75%	02/17/42	5,014,933
	Total Asset-Backed Securities			35,359,497
	(Cost $35,197,967)
FOREIGN CORPORATE BONDS AND NOTES — 4.2%
	Banks — 1.2%
1,830,000	Barclays PLC (f)	4.97%	05/16/29	1,823,753
1,770,000	Lloyds Banking Group PLC (f)	5.72%	06/05/30	1,806,151
345,000	Lloyds Banking Group PLC (f)	5.68%	01/05/35	346,206
45,000	Toronto-Dominion Bank (The)	4.69%	09/15/27	45,025
50,000	UBS AG	5.65%	09/11/28	51,345
2,210,000	UBS Group AG (b) (f)	4.19%	04/01/31	2,110,211
				6,182,691
	Beverages — 0.2%
240,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	240,157
1,000,000	Bacardi-Martini B.V. (b)	5.55%	02/01/30	1,011,028
				1,251,185
	Entertainment — 0.2%
1,105,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	1,124,076
	Environmental Control — 0.0%
25,000	Waste Connections, Inc.	5.00%	03/01/34	24,493
35,000	Waste Connections, Inc.	2.95%	01/15/52	21,951
				46,444
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services — 0.6%
$800,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	$818,295
2,415,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	2,446,272
				3,264,567
	Insurance — 0.4%
555,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	555,505
1,530,000	Aon Global Ltd.	4.75%	05/15/45	1,334,263
				1,889,768
	Media — 0.3%
1,720,000	Thomson Reuters Corp.	5.85%	04/15/40	1,751,371
	Packaging & Containers — 0.7%
175,000	CCL Industries, Inc. (b)	3.25%	10/01/26	170,821
1,585,000	CCL Industries, Inc. (b)	3.05%	06/01/30	1,430,823
845,000	Smurfit Kappa Treasury ULC (b)	5.20%	01/15/30	850,747
1,050,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	1,049,468
				3,501,859
	Pharmaceuticals — 0.0%
30,000	AstraZeneca PLC	6.45%	09/15/37	32,977
	Pipelines — 0.0%
30,000	Enbridge, Inc.	4.25%	12/01/26	29,762
	Retail — 0.0%
40,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	39,041
20,000	Alimentation Couche-Tard, Inc. (b)	5.62%	02/12/54	18,962
				58,003
	Software — 0.6%
670,000	Constellation Software, Inc. (b)	5.46%	02/16/34	671,837
2,395,000	Open Text Corp. (b)	6.90%	12/01/27	2,479,029
				3,150,866
	Transportation — 0.0%
30,000	Canadian National Railway Co.	6.13%	11/01/53	32,369
	Total Foreign Corporate Bonds and Notes			22,315,938
	(Cost $22,263,760)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
10,354,950	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (i)	10,354,950
	(Cost $10,354,950)
	Total Investments — 104.6%	550,694,413
	(Cost $550,407,275)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Put Options Purchased — 0.0%
13	U.S. 10-Year Treasury Futures Put	$1,414,920	$108.50	02/21/25	6,297
	(Cost $4,940)

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (0.8)%
	Pass-Through Securities — (0.8)%
	Federal National Mortgage Association
$(811,000)	Pool TBA	3.50%	03/15/40	$(767,780)
(1,657,000)	Pool TBA	6.00%	03/01/55	(1,665,993)
(453,000)	Pool TBA	4.00%	03/15/55	(413,982)
(1,476,000)	Pool TBA	4.50%	03/15/55	(1,387,959)
	Total Investments Sold Short — (0.8)%			(4,235,714)
	(Proceeds $4,213,770)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.1)%
(10)	U.S. 2-Year Treasury Futures Call	$(1,029,700)	$103.50	05/23/25	(3,906)
(20)	U.S. 5-Year Treasury Futures Call	(2,129,200)	107.50	05/23/25	(10,938)
(110)	U.S. 5-Year Treasury Futures Call	(11,710,600)	109.00	05/23/25	(24,062)
(7)	U.S. 10-Year Treasury Futures Call	(761,880)	114.00	02/21/25	(109)
(29)	U.S. 10-Year Treasury Futures Call	(3,155,490)	111.50	05/23/25	(15,406)
(29)	U.S. 10-Year Treasury Futures Call	(3,155,490)	112.00	05/23/25	(12,687)
(7)	U.S. Treasury Long Bond Futures Call	(797,370)	122.00	02/21/25	(219)
(10)	U.S. Treasury Long Bond Futures Call	(1,139,100)	123.00	02/21/25	(313)
(13)	U.S. Treasury Long Bond Futures Call	(1,480,830)	124.00	02/21/25	(203)
(3)	U.S. Treasury Long Bond Futures Call	(341,730)	130.00	02/21/25	(0)
(10)	U.S. Treasury Long Bond Futures Call	(16,900)	124.00	03/21/25	(938)
(168)	U.S. Treasury Long Bond Futures Call	(19,104,960)	119.00	05/23/25	(170,625)
(300)	U.S. Treasury Long Bond Futures Call	(34,116,000)	120.00	05/23/25	(243,750)
(60)	U.S. Treasury Long Bond Futures Call	(6,823,200)	122.00	05/23/25	(31,875)
	Total Call Options Written				(515,031)
	(Premiums received $646,175)
	Put Options Written — (0.1)%
(100)	3 Month SOFR Futures Put	(2,000)	95.00	12/11/26	(56,250)
(20)	U.S. 2-Year Treasury Futures Put	(2,056,200)	102.50	02/21/25	(2,188)
(10)	U.S. 2-Year Treasury Futures Put	(1,028,100)	102.63	02/21/25	(1,719)
(45)	U.S. 2-Year Treasury Futures Put	(4,633,650)	102.25	05/23/25	(10,547)
(39)	U.S. 5-Year Treasury Futures Put	(4,151,940)	105.00	05/23/25	(15,539)
(12)	U.S. 10-Year Treasury Futures Put	(1,306,080)	109.00	02/21/25	(8,625)
(10)	U.S. Treasury Long Bond Futures Put	(1,139,100)	112.00	02/21/25	(5,000)
(7)	U.S. Treasury Long Bond Futures Put	(797,370)	116.00	02/21/25	(17,719)
(4)	U.S. Treasury Long Bond Futures Put	(455,640)	117.00	02/21/25	(13,375)
(3)	U.S. Treasury Long Bond Futures Put	(341,730)	118.00	02/21/25	(12,750)
(5)	U.S. Treasury Long Bond Futures Put	(569,550)	119.00	02/21/25	(25,859)
(4)	U.S. Treasury Long Bond Futures Put	(455,640)	120.00	02/21/25	(24,562)
(60)	U.S. Treasury Long Bond Futures Put	(6,823,200)	106.00	05/23/25	(35,625)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(20)	U.S. Treasury Long Bond Futures Put	$(2,274,400)	$107.00	05/23/25	$(15,000)
(266)	U.S. Treasury Long Bond Futures Put	(30,249,520)	108.00	05/23/25	(245,219)
	Total Put Options Written				(489,977)
	(Premiums received $504,179)
	Total Written Options				(1,005,008)
	(Premiums received $1,150,354)
	Net Other Assets and Liabilities — (3.6)%				(18,969,038)
	Net Assets — 100.0%				$526,490,950
Futures Contracts at January 31, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	583	Mar-2025	$119,879,375	$44,924
U.S. 5-Year Treasury Notes	221	Mar-2025	23,512,328	20,961
U.S. 10-Year Treasury Notes	121	Mar-2025	13,170,094	86,983
U.S. Treasury Long Bond Futures	160	Mar-2025	18,225,000	96,090
Ultra U.S. Treasury Bond Futures	140	Mar-2025	16,585,625	(33,066)
			$191,372,422	$215,892

Futures Contracts Short
Ultra 10-Year U.S. Treasury Notes	45	Mar-2025	$(5,011,875)	$3,703
		Total	$186,360,547	$219,595

(a)	Floating or variable rate security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $155,964,701 or 29.6% of net assets.

(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(f)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(g)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Rate shown reflects yield as of January 31, 2025.

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$202,542,419	$—	$202,542,419	$—
Corporate Bonds and Notes*	108,947,139	—	108,947,139	—
Mortgage-Backed Securities	86,327,230	—	86,327,230	—
U.S. Government Bonds and Notes	84,847,240	—	84,847,240	—
Asset-Backed Securities	35,359,497	—	35,359,497	—
Foreign Corporate Bonds and Notes*	22,315,938	—	22,315,938	—
Money Market Funds	10,354,950	10,354,950	—	—
Total Investments	550,694,413	10,354,950	540,339,463	—
Purchased Options	6,297	6,297	—	—
Futures Contracts**	252,661	252,661	—	—
Total	$550,953,371	$10,613,908	$540,339,463	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(4,235,714)	$—	$(4,235,714)	$—
Written Options	(1,005,008)	(1,005,008)	—	—
Futures Contracts**	(33,066)	(33,066)	—	—
Total	$(5,273,788)	$(1,038,074)	$(4,235,714)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 97.3%
	Commercial Mortgage-Backed Securities — 97.3%
	Arbor Multifamily Mortgage Securities Trust
$139,250	Series 2020-MF1, Class A5 (a)	2.76%	05/15/53	$125,528
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	135,471
	Aventura Mall Trust
480,000	Series 2018-AVM, Class A (a) (b)	4.11%	07/05/40	465,279
	BAMLL Commercial Mortgage Securities Trust
261,000	Series 2013-WBRK, Class A (a) (b)	3.53%	03/10/37	255,291
	BANK
2,911,478	Series 2018-BN10, Class XA, IO (b)	0.69%	02/15/61	50,867
500,000	Series 2018-BN13, Class A4	3.95%	08/15/61	486,302
350,000	Series 2019-BN19, Class A3	3.18%	08/15/61	314,436
4,125,170	Series 2019-BN23, Class XA, IO (b)	0.68%	12/15/52	113,344
2,441,846	Series 2020-BN26, Class XA, IO (b)	1.20%	03/15/63	113,515
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	331,376
425,000	Series 2021-BN33, Class A5	2.56%	05/15/64	366,366
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	5.23%	03/15/37	578,209
500,000	Series 2022-C16, Class A5	4.60%	06/15/55	482,864
300,000	Series 2023-C22, Class A4	6.52%	11/15/56	327,143
275,000	Series 2024-5C25, Class AS	6.36%	03/15/57	284,386
	Benchmark Mortgage Trust
470,000	Series 2020-B18, Class A5	1.93%	07/15/53	396,694
200,000	Series 2021-B23, Class AAB	1.77%	02/15/54	181,878
4,889,971	Series 2024-V6, Class XA, IO (b)	1.34%	03/15/57	229,820
	BMO Mortgage Trust
325,000	Series 2023-C5, Class ASB	5.99%	06/15/56	339,039
250,000	Series 2024-C8, Class ASB	5.79%	03/15/57	259,174
	BPR Mortgage Trust
500,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	520,774
	BPR Trust
70,935	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (c)	6.17%	06/15/38	70,631
	BX Commercial Mortgage Trust
282,588	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	5.35%	04/15/34	280,788
	BX Trust
525,000	Series 2021-ARIA, Class A, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	5.32%	10/15/36	525,215
	CFCRE Commercial Mortgage Trust
7,684,302	Series 2017-C8, Class XA, IO (b)	1.47%	06/15/50	196,462
	Citigroup Commercial Mortgage Trust
408,649	Series 2018-C5, Class A3	3.96%	06/10/51	395,914
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (a) (b)	0.66%	08/10/44	226,994
	CSAIL Commercial Mortgage Trust
226,000	Series 2015-C3, Class B (b)	4.11%	08/15/48	206,739
	GS Mortgage Securities Trust
304,877	Series 2017-GS6, Class A2	3.16%	05/10/50	292,879
See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Hawaii Hotel Trust
$500,000	Series 2019-MAUI, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.75%	05/15/38	$499,917
	Houston Galleria Mall Trust
300,000	Series 2025-HGLR, Class A (a) (d)	5.46%	02/05/45	301,556
	Hudson Yards Mortgage Trust
250,000	Series 2025-SPRL, Class A (a) (b)	5.47%	01/13/40	253,017
	ILPT Trust
225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	216,058
	JP Morgan Chase Commercial Mortgage Securities Trust
365,000	Series 2019-OSB, Class A (a)	3.40%	06/05/39	337,070
	KIND Trust
297,516	Series 2021-KIND, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	5.37%	08/15/38	294,242
	Life Mortgage Trust
425,000	Series 2022-BMR2, Class A1, 1 Mo. CME Term SOFR + 1.30% (a) (c)	5.60%	05/15/39	417,527
	Manhattan West Mortgage Trust
350,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	323,821
	Morgan Stanley Bank of America Merrill Lynch Trust
280,000	Series 2016-C32, Class A4	3.72%	12/15/49	272,972
	Morgan Stanley Capital I Trust
272,388	Series 2017-HR2, Class A3	3.33%	12/15/50	261,367
290,000	Series 2018-L1, Class A3	4.14%	10/15/51	282,885
11,319,422	Series 2019-L2, Class XA, IO (b)	1.00%	03/15/52	377,443
	NY Commercial Mortgage Trust
250,000	Series 2025-299P, Class A (a) (d)	5.66%	02/10/35	256,670
	NYO Commercial Mortgage Trust
500,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.52%	11/15/38	498,159
	Ready Capital Mortgage Financing LLC
87,900	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	5.38%	07/25/36	87,895
	Wells Fargo Commercial Mortgage Trust
500,000	Series 2018-C47, Class A4	4.44%	09/15/61	489,521
469,000	Series 2019-JWDR, Class A (a) (b)	2.50%	09/15/31	451,460
110,000	Series 2021-C61, Class ASB	2.53%	11/15/54	99,724
225,000	Series 2022-C62, Class ASB	4.14%	04/15/55	217,583
	WFLD Mortgage Trust
278,374	Series 2014-MONT, Class A (a) (b)	3.75%	08/10/31	262,216
	Total Mortgage-Backed Securities			14,754,481
	(Cost $14,572,250)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
	Commercial Mortgage-Backed Securities — 1.0%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	108,288
585,000	Series 2020-RR07, Class BX, IO (e)	2.61%	10/27/28	42,763
	Total U.S. Government Agency Mortgage-Backed Securities			151,051
	(Cost $154,177)

See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 4.5%
677,817	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (f)	$677,817
	(Cost $677,817)

	Total Investments — 102.8%	15,583,349
	(Cost $15,404,244)
	Net Other Assets and Liabilities — (2.8)%	(419,915)
	Net Assets — 100.0%	$15,163,434
Futures Contracts at January 31, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	11	Mar-2025	$2,261,875	$(629)
U.S. 5-Year Treasury Notes	19	Mar-2025	2,021,422	(11,934)
U.S. 10-Year Treasury Notes	11	Mar-2025	1,197,281	(5,501)
Ultra 10-Year U.S. Treasury Notes	3	Mar-2025	334,125	(5,547)
		Total	$5,814,703	$(23,611)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $7,383,788 or 48.7% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Commercial Mortgage Opportunities ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$14,754,481	$—	$14,754,481	$—
U.S. Government Agency Mortgage-Backed Securities	151,051	—	151,051	—
Money Market Funds	677,817	677,817	—	—
Total Investments	$15,583,349	$677,817	$14,905,532	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(23,611)	$(23,611)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 75.2%
	Collateralized Mortgage Obligations — 37.0%
	BRAVO
$255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	$254,257
	BRAVO Residential Funding Trust
275,000	Series 2024-NQM3, Class B1 (a)	8.10%	03/25/64	279,696
	Connecticut Avenue Securities Trust
240,000	Series 2022-R01, Class 1B2, 30 Day Average SOFR + 6.00% (a) (b)	10.35%	12/25/41	254,522
255,000	Series 2024-R03, Class 2M2, 30 Day Average SOFR + 1.95% (a) (b)	6.30%	03/25/44	259,366
	Cross Mortgage Trust
470,000	Series 2024-H2, Class B1B (a) (c)	8.27%	04/25/69	475,986
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	264,748
	FARM Mortgage Trust
582,745	Series 2024-1, Class B (a) (c)	5.11%	10/01/53	502,777
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (d)	8.90%	03/25/29	451,574
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (d)	11.58%	03/25/29	260,018
	MFA Trust
242,835	Series 2022-INV3, Class A1, steps up to 7.00% on 09/01/2026 (a) (d)	6.00%	10/25/57	242,770
	PRPM
275,000	Series 2024-3, Class A2, steps up to 12.56% on 05/25/2027 (a) (d)	9.56%	05/25/29	273,696
	PRPM LLC
274,955	Series 2020-6, Class A2 (a)	8.70%	11/25/25	274,622
290,000	Series 2024-RPL3, Class M1, steps up to 5.00% on 11/25/2028 (a) (d)	4.00%	11/25/54	260,746
325,000	Series 2024-RPL4, Class M2, steps up to 5.00% on 12/25/2028 (a) (d)	4.00%	12/25/54	266,287
	PRPM Trust
275,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/25/68	276,263
	Towd Point Mortgage Trust
221,469	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.43%	05/25/58	228,300
	Verus Securitization Trust
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	265,829
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	278,174
260,000	Series 2024-INV2, Class B2 (a) (c)	7.98%	08/26/69	256,059
				5,625,690
	Commercial Mortgage-Backed Securities — 38.2%
	BANK
1,053,241	Series 2019-BN22, Class XA, IO (c)	0.58%	11/15/62	25,507
975,963	Series 2019-BN24, Class XA, IO (c)	0.63%	11/15/62	26,362
7,500,000	Series 2021-BN31, Class XB, IO (c)	0.87%	02/15/54	331,376
	BBCMS Mortgage Trust
600,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	5.23%	03/15/37	578,209
9,999,194	Series 2024-5C25, Class XA, IO (c)	1.19%	03/15/57	422,536
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Benchmark Mortgage Trust
$8,881,785	Series 2024-V6, Class XA, IO (c)	1.34%	03/15/57	$417,429
	BX Commercial Mortgage Trust
500,000	Series 2019-IMC, Class F, 1 Mo. CME Term SOFR + CSA + 2.90% (a) (b)	7.25%	04/15/34	492,509
	BX Trust
150,000	Series 2021-ARIA, Class E, 1 Mo. CME Term SOFR + CSA + 2.25% (a) (b)	6.66%	10/15/36	149,864
	CFCRE Commercial Mortgage Trust
7,684,302	Series 2017-C8, Class XA, IO (c)	1.47%	06/15/50	196,462
	Credit Suisse Mortgage Trust
400,000	Series 2020-WEST, Class A (a)	3.04%	02/15/35	320,957
	CSAIL Commercial Mortgage Trust
285,000	Series 2015-C3, Class B (c)	4.11%	08/15/48	260,711
	Hilton USA Trust
325,000	Series 2016-HHV, Class E (a) (c)	4.19%	11/05/38	314,241
	JP Morgan Chase Commercial Mortgage Securities Trust
121,136	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (a) (b)	5.56%	06/15/35	106,522
	Life Mortgage Trust
297,425	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (b)	7.37%	03/15/38	293,371
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	304,260
115,000	Series 2024-TWA, Class F (a)	10.38%	06/12/39	116,787
	Morgan Stanley Capital I Trust
11,319,422	Series 2019-L2, Class XA, IO (c)	1.00%	03/15/52	377,443
	NYO Commercial Mortgage Trust
265,000	Series 2021-1290, Class C, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (b)	6.42%	11/15/38	260,969
310,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (b)	6.97%	11/15/38	303,887
	SHR Trust
250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (b)	8.76%	10/15/41	252,861
	WFLD Mortgage Trust
278,374	Series 2014-MONT, Class A (a) (c)	3.75%	08/10/31	262,216
				5,814,479
	Total Mortgage-Backed Securities			11,440,169
	(Cost $11,239,890)
ASSET-BACKED SECURITIES — 17.0%
	CoreVest American Finance Trust
251,017	Series 2021-1, Class A (a)	1.57%	04/15/53	241,705
	Exeter Automobile Receivables Trust
250,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	255,967
	FNA VI LLC
51,697	Series 2021-1A, Class A (a)	1.35%	01/10/32	49,058
	GLS Auto Receivables Issuer Trust
250,000	Series 2023-4A, Class D (a)	7.18%	08/15/29	259,890
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Island Finance Trust
$300,000	Series 2025-1A, Class B (a)	7.95%	03/19/35	$303,937
300,000	Series 2025-1A, Class C (a) (e)	10.00%	03/19/35	280,574
	LHOME Mortgage Trust
275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (d)	10.73%	05/25/29	276,311
	Pagaya AI Debt Grantor Trust
260,469	Series 2024-5, Class C (a)	7.27%	10/15/31	264,971
	Pagaya AI Debt Trust
206,570	Series 2024-2, Class C (a)	7.57%	08/15/31	210,371
446,787	Series 2024-3, Class D (a)	9.00%	10/15/31	451,059
	Total Asset-Backed Securities			2,593,843
	(Cost $2,541,463)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.5%
	Collateralized Mortgage Obligations — 3.5%
	Federal Home Loan Mortgage Corporation
282,479	Series 2019-4911, Class FB, 30 Day Average SOFR + CSA + 0.45% (b)	4.92%	09/25/49	276,968
246,388	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (b)	5.65%	12/25/54	245,653
				522,621
	Commercial Mortgage-Backed Securities — 3.0%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (f)	2.47%	09/27/28	108,288
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
940,000	Series 2024-K755, Class X3, IO (c)	5.64%	02/25/31	252,724
	Government National Mortgage Association
1,951,962	Series 2024-32, Class IO, IO (c)	0.71%	06/16/63	98,870
				459,882
	Total U.S. Government Agency Mortgage-Backed Securities			982,503
	(Cost $973,840)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
78,461	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (g)	78,461
	(Cost $78,461)

	Total Investments — 99.2%	15,094,976
	(Cost $14,833,654)
	Net Other Assets and Liabilities — 0.8%	129,236
	Net Assets — 100.0%	$15,224,212
Futures Contracts at January 31, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	8	Mar-2025	$1,645,000	$(41)
U.S. 5-Year Treasury Notes	19	Mar-2025	2,021,422	(10,253)
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Futures Contracts at January 31, 2025 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	13	Mar-2025	$1,414,969	$(11,520)
Ultra 10-Year U.S. Treasury Notes	2	Mar-2025	222,750	(5,133)
			$5,304,141	$(26,947)

Futures Contracts Short
U.S. Treasury Long Bond Futures	7	Mar-2025	$(797,344)	$30,232
		Total	$4,506,797	$3,285

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $11,976,186 or 78.7% of net assets.

(b)	Floating or variable rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $280,574 or 1.8% of net assets.

(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$11,440,169	$—	$11,440,169	$—
Asset-Backed Securities	2,593,843	—	2,593,843	—
U.S. Government Agency Mortgage-Backed Securities	982,503	—	982,503	—
Money Market Funds	78,461	78,461	—	—
Total Investments	15,094,976	78,461	15,016,515	—
Futures Contracts*	30,232	30,232	—	—
Total	$15,125,208	$108,693	$15,016,515	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(26,947)	$(26,947)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)

	First Trust Core Investment Grade ETF (FTCB)	First Trust Commercial Mortgage Opportunities ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
ASSETS:
Investments, at value	$550,694,413	$15,583,349	$15,094,976
Options contracts purchased, at value	6,297	—	—
Cash	27,778	—	119,106
Cash segregated as collateral	4,652,763	66,998	48,018
Receivables:
Investment securities sold	11,368,710	—	191,493
Interest	3,698,963	86,651	96,615
Capital shares sold	2,062,193	—	—
Dividends	84,056	1,155	1,129
Total Assets	572,595,173	15,738,153	15,551,337

LIABILITIES:
Investments sold short, at value	4,235,714	—	—
Options contracts written, at value	1,005,008	—	—
Payables:
Investment securities purchased	40,231,592	556,018	308,702
Variation margin	429,411	11,633	6,187
Investment advisory fees	202,498	7,068	12,236
Total Liabilities	46,104,223	574,719	327,125
NET ASSETS	$526,490,950	$15,163,434	$15,224,212

NET ASSETS consist of:
Paid-in capital	$527,544,900	$15,003,790	$15,015,040
Par value	255,500	7,500	7,500
Accumulated distributable earnings (loss)	(1,309,450)	152,144	201,672
NET ASSETS	$526,490,950	$15,163,434	$15,224,212
NET ASSET VALUE, per share	$20.61	$20.22	$20.30
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	25,550,002	750,002	750,002
Investments, at cost	$550,407,275	$15,404,244	$14,833,654
Premiums paid on options contracts purchased	$4,940	$—	$—
Investments sold short, proceeds	$4,213,770	$—	$—
Premiums received on options contracts written	$1,150,354	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

	First Trust Core Investment Grade ETF (FTCB)	First Trust Commercial Mortgage Opportunities ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
INVESTMENT INCOME:
Interest	$2,836,892	$405,321	$593,682
Dividends	150,062	6,365	8,571
Total investment income	2,986,954	411,686	602,253

EXPENSES:
Investment advisory fees	331,417	42,398	73,405
Total expenses	331,417	42,398	73,405
NET INVESTMENT INCOME (LOSS)	2,655,537	369,288	528,848

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(965,071)	60,939	58,899
Investments sold short	(3,328)	—	—
Purchased options contracts	(2,191)	—	—
Written options contracts	85,591	—	—
Futures contracts	(369,869)	(20,113)	(22,711)
Net realized gain (loss)	(1,254,868)	40,826	36,188
Net change in unrealized appreciation (depreciation) on:
Investments	(373,780)	(9,665)	61,344
Investments sold short	(18,244)	—	—
Purchased options contracts	755	—	—
Written options contracts	131,231	—	—
Futures contracts	157,323	(51,570)	(19,129)
Net change in unrealized appreciation (depreciation)	(102,715)	(61,235)	42,215
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,357,583)	(20,409)	78,403
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,297,954	$348,879	$607,251
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust Core Investment Grade ETF (FTCB)		First Trust Commercial Mortgage Opportunities ETF (CAAA)
	Six Months Ended 1/31/2025 (Unaudited)	Period Ended 7/31/2024 (a)	Six Months Ended 1/31/2025 (Unaudited)	Period Ended 7/31/2024 (b)
OPERATIONS:
Net investment income (loss)	$2,655,537	$509,456	$369,288	$271,525
Net realized gain (loss)	(1,254,868)	161,520	40,826	5,012
Net increase from payment by the advisor	—	195	—	—
Net change in unrealized appreciation (depreciation)	(102,715)	734,207	(61,235)	216,729
Net increase (decrease) in net assets resulting from operations	1,297,954	1,405,378	348,879	493,266

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,536,251)	(478,126)	(446,251)	(243,750)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	504,461,187	23,340,808	—	15,011,290
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	504,461,187	23,340,808	—	15,011,290
Total increase (decrease) in net assets	502,222,890	24,268,060	(97,372)	15,260,806

NET ASSETS:
Beginning of period	24,268,060	—	15,260,806	—
End of period	$526,490,950	$24,268,060	$15,163,434	$15,260,806

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,150,002	—	750,002	—
Shares sold	24,400,000	1,150,002	—	750,002
Shares redeemed	—	—	—	—
Shares outstanding, end of period	25,550,002	1,150,002	750,002	750,002

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Six Months Ended 1/31/2025 (Unaudited)	Period Ended 7/31/2024 (b)

$528,848	$336,229
36,188	24,902
—	—
42,215	222,392
607,251	583,523

(692,852)	(296,250)

1,005,583	15,022,540
(1,005,583)	—
—	15,022,540
(85,601)	15,309,813

15,309,813	—
$15,224,212	$15,309,813

750,002	—
50,000	750,002
(50,000)	—
750,002	750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
First Trust Core Investment Grade ETF (FTCB)

	Six Months Ended 1/31/2025 (Unaudited)	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$21.10	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.44	0.67
Net realized and unrealized gain (loss)	(0.33)	1.07 (c)
Total from investment operations	0.11	1.74
Distributions paid to shareholders from:
Net investment income	(0.60)	(0.64)
Net asset value, end of period	$20.61	$21.10
Total return (d)	0.50%	8.77% (c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$526,491	$24,268
Ratio of total expenses to average net assets	0.55% (e) (f)	0.56% (e) (g)
Ratio of net investment income (loss) to average net assets	4.41% (e) (f)	4.46% (e)
Portfolio turnover rate (h)	98%	212%

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The Fund received a reimbursement from the advisor in the amount of $195, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Commercial Mortgage Opportunities ETF (CAAA)

	Six Months Ended 1/31/2025 (Unaudited)	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.35	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.49	0.36
Net realized and unrealized gain (loss)	(0.02)	0.32
Total from investment operations	0.47	0.68
Distributions paid to shareholders from:
Net investment income	(0.60)	(0.33)
Net asset value, end of period	$20.22	$20.35
Total return (c)	2.30%	3.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,163	$15,261
Ratio of total expenses to average net assets	0.55% (d) (e)	0.55% (d)
Ratio of net investment income (loss) to average net assets	4.79% (d) (e)	4.28% (d)
Portfolio turnover rate (f)	24%	97%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Structured Credit Income Opportunities ETF (SCIO)

	Six Months Ended 1/31/2025 (Unaudited)	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.41	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.71	0.45
Net realized and unrealized gain (loss)	0.10	0.36
Total from investment operations	0.81	0.81
Distributions paid to shareholders from:
Net investment income	(0.92)	(0.40)
Net asset value, end of period	$20.30	$20.41
Total return (c)	4.05%	4.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,224	$15,310
Ratio of total expenses to average net assets	0.95% (d) (e)	0.95% (d)
Ratio of net investment income (loss) to average net assets	6.84% (d) (e)	5.27% (d)
Portfolio turnover rate (f)	30%	116%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Core Investment Grade ETF – (ticker “FTCB”)
First Trust Commercial Mortgage Opportunities ETF – (ticker “CAAA”)
First Trust Structured Credit Income Opportunities ETF – (ticker “SCIO”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”). FTCB and CAAA’s investment objective seeks to maximize long-term total return. SCIO’s investment objective seeks to maximize long-term income.
Under normal market conditions, FTCB seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout.
Under normal market conditions, CAAA will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities.
Under normal market conditions, SCIO will invest at least 80% of its net assets (plus any borrowings for investment purposes) in structured credit investments.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Funds invest in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2025, FTCB and CAAA held $5,066,931 and $558,226, respectively, of when-issued or delayed-delivery securities. At January 31, 2025, FTCB held $7,023,035 of forward purchase commitments.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in a Fund’s portfolio. When a Fund engages in a short sale, a Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows a Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. A Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by a Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of a Fund’s portfolio. A Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund.
D. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
Each Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. FTCB uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
Each Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
FTCB uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
FTCB is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with FTCB’s use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ investment advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund. Each Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Core Investment Grade ETF	$478,126	$—	$—
First Trust Commercial Mortgage Opportunities ETF	243,750	—	—
First Trust Structured Credit Income Opportunities ETF	296,250	—	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$242,925	$37,765	$648,157
First Trust Commercial Mortgage Opportunities ETF	73,220	7,849	168,447
First Trust Structured Credit Income Opportunities ETF	132,931	13,760	140,582
K. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2024 remains open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, the Funds had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$545,048,091	$2,246,902	$(1,615,410)	$631,492
First Trust Commercial Mortgage Opportunities ETF	15,404,244	209,260	(53,766)	155,494
First Trust Structured Credit Income Opportunities ETF	14,833,654	286,065	(21,458)	264,607
L. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
M. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	FTCB	CAAA	SCIO
Fund net assets up to and including $2.5 billion	0.55000%	0.55000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.53625%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.52250%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.50875%	0.87875%
Fund net assets greater than $10 billion	0.49500%	0.49500%	0.85500%
For the fiscal period ended July 31, 2024, FTCB received a payment from the Advisor in the amount of $195 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, investments sold short and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Core Investment Grade ETF
U.S. Government securities	$405,573,496	$126,191,706
Non-U.S. Government securities	241,547,931	5,063,784
First Trust Commercial Mortgage Opportunities ETF
U.S. Government securities	49,771	37,817
Non-U.S. Government securities	3,586,354	3,552,466
First Trust Structured Credit Income Opportunities ETF
U.S. Government securities	739,306	1,012,594
Non-U.S. Government securities	3,754,217	3,281,284
For FTCB, the cost of purchases to cover short sales and the proceeds from short sales were $8,831,423 and $12,782,193, respectively.
For SCIO, the cost of purchases to cover short sales and the proceeds from short sales were $199,938 and $199,938, respectively.
For the six months ended January 31, 2025, the Funds had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at January 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTCB
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$6,297	Options contracts written, at value	$1,005,008
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	252,661	Unrealized depreciation on futures contracts*	33,066
CAAA
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	23,611
SCIO
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	30,232	Unrealized depreciation on futures contracts*	26,947

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTCB	CAAA	SCIO
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(2,191)	$—	$—
Written options contracts	85,591	—	—
Futures contracts	(369,869)	(20,113)	(22,711)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	755	—	—
Written options contracts	131,231	—	—
Futures contracts	157,323	(51,570)	(19,129)
FTCB
The average notional value of futures contracts outstanding during the six months ended January 31, 2025, which is indicative of the volume of this derivative type, was $70,079,578.
During the six months ended January 31, 2025, the premiums for purchased options contracts opened were $5,914 and the premiums for purchased options contracts closed, exercised and expired were $2,185.
During the six months ended January 31, 2025, the premiums for written options contracts opened were $1,180,528 and the premiums for written options contracts closed, exercised and expired were $102,727.
CAAA
The average notional value of futures contracts outstanding during the six months ended January 31, 2025, which is indicative of the volume of this derivative type, was $3,985,438.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
SCIO
The average notional value of futures contracts outstanding during the six months ended January 31, 2025, which is indicative of the volume of this derivative type, was $5,042,362.
The Funds do not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2026 for FTCB, February 21, 2026 for CAAA, and February 22, 2026 for SCIO.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund IV
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals of an investment advisory contract during the Registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 3, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 3, 2025

* Print the name and title of each signing officer under his or her signature.